Loans to Third Parties (Details) - Schedule of loans to third parties - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Loans to Third Parties (Details) - Schedule of loans to third parties [Line Items]
Total		$ 298,151	$ 1,915,709
Less: allowance for doubtful account		298,151
Loan to third parties, net			1,915,709
Sichuan Jingpin Construction Decoration Engineering Co., Ltd [Member]
Loans to Third Parties (Details) - Schedule of loans to third parties [Line Items]
Total	[1]	298,151	306,514
Henan Tianxia Kang Trading Co., Ltd [Member]
Loans to Third Parties (Details) - Schedule of loans to third parties [Line Items]
Total	[2]		$ 1,609,195

[1]	The Group made a loan to Sichuan Jingpin Construction Decoration Engineering Co., Ltd (“Jingpin”) on February 10, 2020. The loan was to earn interest of 18% and its principal and interest were due on February 10, 2021. Jingpin repaid $15,502 (RMB 100,000). The Company recorded a $298,151 allowance for the outstanding balance as of December 31, 2021 due to that management estimated collection of amounts due are at risk.
[2]	The Group made a loan to Henan Tianxia Kang Trading Co., Ltd (“Tianxia Kang”) on December 28, 2020. The loan was interest free due to the short term and due on January 28, 2021. The loan was repaid on January 13, 2021. On January13, 2021, the Group provided a new interest-free loan of $1,627,352 (or RMB 10.5 million) to Tianxia Kang due on July 13, 2021, which was repaid on July 9, 2021.